Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Details
Trade payables (Note 8)	$ 35,667	$ 18,698
GST payable	25,425	0
Accrued liabilities	42,365	22,942
Accounts payable and accrued liabilities, current	$ 103,457	$ 41,640